SCHEDULE OF COST OF REVENUES (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disaggregation of Revenue [Line Items]
Total cost of revenues	$ 12,661,580	$ 10,149,305
Electric Vehicles and Accessories Sales [Member]
Disaggregation of Revenue [Line Items]
Total cost of revenues	11,407,537	10,149,305
AI Infrastructure Services [Member]
Disaggregation of Revenue [Line Items]
Total cost of revenues	$ 1,254,043